ING Life Insurance and Annuity Company Variable Annuity Account C AFT Choice Plus Supplement dated November 13, 2003
The information in this Supplement updates and amends certain information contained in the Prospectus dated August 28, 2003. You should read this Supplement along with the Prospectus.
The following amends "Appendix III - Fund Descriptions" in the Prospectus:
Effective August 1, 2003, ING Aeltus Investment Management, Inc. has been appointed as the subadviser for ING VP International Value Portfolio.

X.105479-03A	November 2003